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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613


                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fund
          Schedule of Investments  3/31/05 (unaudited)

 Shares                                                        Value
          COMMON STOCKS - 99.9 %
          Energy - 9.2 %
          Integrated Oil & Gas - 7.5 %
 660,044  ConocoPhillips                                   $ 71,179,145
3,217,000 ChevronTexaco Corp.                               187,583,270
3,381,986 Exxon Mobil Corp.                                 201,566,366
 888,500  Occidental Petroleum Corp.                         63,234,545
                                                           $523,563,326
          Oil & Gas Drilling - 0.3 %
 315,000  Schlumberger, Ltd.                               $ 22,201,200
          Oil & Gas Exploration & Production - 1.4 %
 665,000  Apache Corp.                                     $ 40,717,950
1,401,900 Pioneer Natural Resources Co. (b)                  59,889,168
                                                           $100,607,118
          Total Energy                                     $646,371,644
          Materials - 7.4 %
          Aluminum - 0.7 %
1,550,600 Alcoa, Inc.                                      $ 47,122,734
          Commodity Chemicals - 1.3 %
 500,000  Air Products & Chemicals, Inc.                   $ 31,645,000
 916,896  E.I. du Pont de Nemours & Co.                      46,981,751
 200,000  Praxair, Inc.                                       9,572,000
                                                           $ 88,198,751
          Diversified Chemical - 0.4 %
 400,000  PPG Industries, Inc.                             $ 28,608,000
          Diversified Metals & Mining - 3.8 %
 701,800  BHP Billiton (A.D.R.) (b)                        $ 19,636,364
1,163,900 Inco, Ltd. * (b)                                   46,323,220
 794,000  Phelps Dodge Corp.(b)                              80,773,620
3,800,000 Rio Tinto Plc                                     122,606,595
                                                           $269,339,799
          Metal & Glass Containers - 0.1 %
 230,000  Ball Corp.                                       $  9,540,400
          Paper Products - 0.5 %
1,080,000 Meadwestvaco Corp.                               $ 34,365,600
   3,787  Neenah Paper, Inc.                                    127,319
                                                           $ 34,492,919
          Precious Metals & Minerals - 0.2 %
 357,700  Newmont Mining Corp.                             $ 15,112,825
          Specialty Chemicals - 0.4 %
 787,300  Ecolab, Inc.                                     $ 26,020,265
          Total Materials                                  $518,435,693
          Capital Goods - 7.3 %
          Aerospace & Defense - 1.6 %
 992,300  General Dynamics Corp.                           $106,225,715
 120,000  Northrop Grumman Corp.                              6,477,600
                                                           $112,703,315
          Electrical Components & Equipment - 1.0 %
 550,800  Emerson Electric Co.                             $ 35,763,444
 470,400  General Electric Co.                               16,962,624
 250,000  Rockwell International Corp.                       14,160,000
                                                           $ 66,886,068
          Industrial Conglomerates - 2.3 %
1,279,600 Johnson Controls, Inc. (Class A)                 $ 71,350,496
 920,000  United Technologies Corp.                          93,527,200
                                                           $164,877,696
          Industrial Machinery - 2.4 %
 800,000  Caterpillar, Inc.                                $ 73,152,000
1,335,000 Deere & Co.                                        89,618,550
  90,000  Ingersoll-Rand Co.                                  7,168,500
                                                           $169,939,050
          Total Capital Goods                              $514,406,129
          Commercial Services & Supplies - 1.0 %
          Office Services & Supplies - 1.0 %
1,243,900 Canon, Inc. (A.D.R.) (b)                         $ 66,673,040
          Total Commercial Services & Supplies             $ 66,673,040
          Transportation - 3.9 %
          Airlines - 0.7 %
3,538,600 Southwest Airlines Co.                           $ 50,389,664
          Railroads - 2.8 %
1,054,200 Burlington Northern, Inc.                        $ 56,853,006
3,730,100 Norfolk Southern Corp.                            138,200,205
                                                           $195,053,211
          Trucking - 0.4 %
 350,000  United Parcel Service (b)                        $ 25,459,000
          Total Transportation                             $270,901,875
          Automobiles & Components - 2.4 %
          Automobile Manufacturers - 2.4 %
6,000,000 Ford Motor Corp.                                 $ 67,980,000
1,365,000 PACCAR, Inc.                                       98,812,350
                                                           $166,792,350
          Total Automobiles & Components                   $166,792,350
          Consumer Durables & Apparel - 0.5 %
          Apparel, Accessories & Luxury Goods - 0.4 %
1,200,000 Gap, Inc. (b)                                    $ 26,208,000
          Housewares & Specialties - 0.1 %
 185,000  Leggett & Platt, Inc.                            $  5,342,800
          Total Consumer Durables & Apparel                $ 31,550,800
          Media - 6.6 %
          Advertising - 1.1 %
 890,200  Omnicom Group                                    $ 78,800,504
          Movies & Entertainment - 0.4 %
1,037,300 The Walt Disney Co.                              $ 29,801,629
          Publishing - 5.1 %
1,098,000 Gannett Co.                                      $ 86,829,840
3,494,400 John Wiley & Sons, Inc.                           123,177,600
1,606,000 McGraw-Hill Co., Inc.                             140,123,500
  63,100  Tribune Co.                                         2,515,797
                                                           $352,646,737
          Total Media                                      $461,248,870
          Retailing - 5.4 %
          Apparel Retail - 0.3 %
 500,000  Liz Claiborne, Inc.                              $ 20,065,000
          Computer & Electronics Retail - 0.2 %
 132,000  Best Buy Co., Inc.                               $  7,129,320
 255,053  GameStop Corp. (Class B) *                          5,687,682
                                                           $ 12,817,002
          Department Stores - 1.4 %
1,984,800 May Department Stores Co.                        $ 73,477,296
 452,000  Nordstrom Inc.                                     25,031,760
                                                           $ 98,509,056
          General Merchandise Stores - 2.3 %
 660,000  Family Dollar Stores, Inc. (b)                   $ 20,037,600
2,800,000 Target Corp.                                      140,056,000
                                                           $160,093,600
          Home Improvement Retail - 0.9 %
 240,000  Home Depot, Inc.                                 $  9,177,600
1,000,000 Lowe's Companies, Inc.                             57,090,000
                                                           $ 66,267,600
          Specialty Stores - 0.3 %
 600,300  Barnes & Noble, Inc. * (b)                       $ 20,704,347
          Total Retailing                                  $378,456,605
          Food & Drug Retailing - 3.1 %
          Drug Retail - 2.2 %
 450,000  CVS Corp.                                        $ 23,679,000
2,851,200 Walgreen Co. (b)                                  126,650,304
                                                           $150,329,304
          Food Distributors - 0.9 %
1,732,400 Sysco Corp. (b)                                  $ 62,019,920
          Food Retail - 0.0 %
  61,800  Kellogg Co.                                      $  2,674,086
          Total Food & Drug Retailing                      $215,023,310
          Food, Beverage & Tobacco - 4.8 %
          Packaged Foods & Meats - 3.6 %
1,766,000 Campbell Soup Co.                                $ 51,249,320
 910,600  General Mills, Inc. (b)                            44,755,990
1,496,150 H.J. Heinz Co., Inc.                               55,118,166
1,100,000 Hershey Foods Corp.                                66,506,000
1,558,900 Sara Lee Corp.                                     34,545,224
                                                           $252,174,700
          Soft Drinks - 1.2 %
1,617,900 PepsiCo, Inc.                                    $ 85,797,237
          Total Food, Beverage & Tobacco                   $337,971,937
          Household & Personal Products - 1.8 %
          Household Products - 1.7 %
 300,000  Clorox Co. (b)                                   $ 18,897,000
1,422,200 Colgate-Palmolive Co.                              74,196,174
 581,300  Estee Lauder Co.                                   26,146,874
                                                           $119,240,048
          Personal Products - 0.1 %
 125,000  Kimberly-Clark Corp.(b)                          $  8,216,250
          Total Household & Personal Products              $127,456,298
          Health Care Equipment & Services - 6.6 %
          Health Care Distributors - 3.6 %
1,560,300 Abbott Laboratories                              $ 72,741,186
1,200,000 Bristol-Myers Squibb Co.                           30,552,000
2,080,000 Johnson & Johnson                                 139,692,800
 250,000  Teva Pharmaceutical Industries, Ltd.                7,750,000
                                                           $250,735,986
          Health Care Equipment - 3.0 %
1,532,800 Becton, Dickinson & Co.                          $ 89,546,176
 800,000  Biomet, Inc.                                       29,040,000
 632,800  Guidant Corp.                                      46,763,920
 500,000  Medtronic, Inc.                                    25,475,000
 483,800  Stryker Corp.                                      21,582,318
                                                           $212,407,414
          Total Health Care Equipment & Services           $463,143,400
          Pharmaceuticals & Biotechnology - 5.2 %
          Biotechnology - 0.1 %
 150,000  Amgen, Inc. *                                    $  8,731,500
          Pharmaceuticals - 5.1 %
1,103,000 Barr Pharmaceuticals, Inc. *                     $ 53,859,490
1,069,000 Eli Lilly & Co.                                    55,694,900
1,450,600 Merck & Co., Inc.                                  46,955,922
2,007,700 Mylan Laboratories, Inc. (b)                       35,576,444
1,200,000 Novartis AG (A.D.R.) (b)                           56,136,000
 389,800  Roche Holdings AG                                  41,768,940
3,792,800 Schering-Plough Corp.                              68,839,320
                                                           $358,831,016
          Total Pharmaceuticals & Biotechnology            $367,562,516
          Banks - 7.2 %
          Diversified Banks - 2.6 %
2,468,000 U.S. Bancorp                                     $ 71,127,760
 818,355  Wachovia Corp.                                     41,662,453
1,193,000 Wells Fargo  & Co.                                 71,341,400
                                                           $184,131,613
          Regional Banks - 3.6 %
 915,700  First Horizon National Corp.                     $ 37,351,403
 135,000  Fifth Third Bancorp                                 5,802,300
2,864,648 National City Corp.                                95,965,708
1,150,000 SunTrust Banks, Inc.                               82,880,500
 439,200  Zions Bancorporation                               30,313,584
                                                           $252,313,495
          Thrifts & Mortgage Finance - 1.0 %
1,753,760 Washington Mutual, Inc. (b)                      $ 69,273,520
          Total Banks                                      $505,718,628
          Diversified Financials - 5.5 %
          Asset Management & Custody Banks - 3.5 %
 886,600  The Bank of New York Co., Inc.                   $ 25,755,730
 932,500  Federated Investors, Inc.                          26,399,075
1,613,600 State Street Corp.                                 70,546,592
2,100,000 T. Rowe Price Associates, Inc.                    124,698,000
                                                           $247,399,397
          Consumer Finance - 1.0 %
1,130,000 American Express Co. (b)                         $ 58,048,100
 375,000  MBNA Corp.                                          9,206,250
                                                           $ 67,254,350
          Investment Banking & Brokerage - 1.0 %
1,242,000 Merrill Lynch & Co., Inc.                        $ 70,297,200
          Total Diversified Financials                     $384,950,947
          Insurance - 2.7 %
          Multi-Line Insurance - 0.2 %
 200,000  Hartford Financial Services Group, Inc.          $ 13,712,000
          Property & Casualty Insurance - 2.5 %
 300,000  ACE, Ltd.                                        $ 12,381,000
 601,200  Axis Capital Holdings, Ltd.                        16,256,448
1,174,200 Chubb Corp.                                        93,078,834
 418,100  Montpelier Re Holdings, Ltd.                       14,696,215
 760,400  Safeco Corp.                                       37,039,084
                                                           $173,451,581
          Total Insurance                                  $187,163,581
          Software & Services - 5.3 %
          Application Software - 2.9 %
 916,000  Adobe Systems, Inc.                              $ 61,527,720
3,745,000 Microsoft Corp.                                    90,516,650
1,200,000 Symantec Corp. *  (b)                              25,596,000
1,000,000 Veritas Software Corp. *                           23,220,000
                                                           $200,860,370
          Data Processing & Outsourced Services - 2.4 %
1,159,200 Automatic Data Processing, Inc.                  $ 52,106,040
 733,100  Computer Sciences Corp. *                          33,612,635
 552,800  DST Systems, Inc. * (b)                            25,528,304
 551,250  Fiserv, Inc. *                                     21,939,750
1,051,800 SunGard Data Systems, Inc. *                       36,287,100
                                                           $169,473,829
          Total Software & Services                        $370,334,199
          Technology Hardware & Equipment - 5.7 %
          Communications Equipment - 1.9 %
 200,000  Century Telephone Enterprises, Inc.              $  6,568,000
4,408,261 Motorola, Inc.                                     65,991,667
3,978,600 Nokia Corp. (A.D.R.)                               61,389,798
                                                           $133,949,465
          Computer Hardware - 3.7 %
 541,100  Diebold, Inc.                                    $ 29,679,335
1,925,000 Dell, Inc. *                                       73,958,500
2,445,700 Hewlett-Packard Co.                                53,658,658
 743,000  IBM Corp.                                          67,895,340
8,200,000 Sun Microsystems, Inc. *                           33,128,000
                                                           $258,319,833
          Computer Storage & Peripherals - 0.1 %
 365,000  EMC Corp. *                                      $  4,496,800
          Total Technology Hardware & Equipment            $396,766,098
          Semiconductors - 3.3 %
          Semiconductor Equipment - 0.8 %
3,469,000 Applied Materials, Inc. * (b)                    $ 56,371,250
          Semiconductors - 2.5 %
 486,738  Freescale Semiconductor, Inc. *                  $  8,396,230
3,630,000 Intel Corp.                                        84,324,900
3,248,000 Texas Instruments, Inc. (b)                        82,791,520
                                                           $175,512,650
          Total Semiconductors                             $231,883,900
          Telecommunication Services - 3.2 %
          Integrated Telecommunciation Services - 3.2 %
 505,448  Alltel Corp.(b)                                  $ 27,723,823
3,059,600 BellSouth Corp.                                    80,436,884
4,495,637 SBC Communications, Inc.                          106,501,641
 340,000  Verizon Communications, Inc.                       12,070,000
                                                           $226,732,348
          Total Telecommunication Services                 $226,732,348
          Utilities - 1.9 %
          Electric Utilities - 1.5 %
 660,000  American Electric Power Co., Inc.                $ 22,479,600
 750,000  Consolidated Edison, Inc. (b)                      31,635,000
 200,000  Exelon Corp.                                        9,178,000
1,200,000 Southern Co.                                       38,196,000
                                                           $101,488,600
          Gas Utilities - 0.3 %
 558,600  KeySpan Energy Corp.                             $ 21,768,642
          Water Utilities - 0.1 %
 375,000  Aqua America, Inc.                               $  9,135,000
          Total Utilities                                  $132,392,242
          TOTAL COMMON STOCKS
          (Cost   $4,398,511,211)                          $7,001,936,410

          WARRANTS - 0.0 %
          Technology Hardware & Equipment - 0.0 %
          Communications Equipment - 0.0 %
  80,058  Lucent Technologies, Exp.12/10/07 *              $     53,639
          TOTAL WARRANTS
          (Cost   $93,268)                                 $     53,639

          TOTAL INVESTMENT IN SECURITIES - 99.9%
          (Cost   $4,398,604,479)(a)                       $7,001,990,049

          OTHER ASSETS AND LIABILITIES - 0.1%              $ 8,190,454

          TOTAL NET ASSETS - 100.0%                        $7,010,180,503

(A.D.R.)  American Depositary Receipt

      *   Non-income producing security

    (a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $4,402,853,852 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost        $2,933,457,766

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value         (334,321,569)

          Net unrealized gain                              $2,599,136,197

    (b)   At March 31, 2005, the following securities were out on loan:

 Shares                       Security                      Market Value
182,000   Alltel Corp.                                     $  9,982,700
 75,200   American Express Co.                                3,863,024
254,400   Applied Materials, Inc. *                           4,134,000
241,700   Barnes & Noble, Inc. *                              8,336,233
150,000   BHP Billiton (A.D.R.)                               4,197,000
222,600   Canon, Inc. (A.D.R.)                               11,931,360
285,000   Clorox Co.                                         17,952,150
150,000   Consolidated Edison, Inc.                           6,327,000
141,100   DST Systems, Inc. *                                 6,515,998
188,400   Family Dollar Stores, Inc.                          5,719,824
251,300   Gap, Inc.                                           5,488,392
132,500   General Mills, Inc.                                 6,512,375
 62,900   Inco, Ltd. *                                        2,503,420
118,750   Kimberly-Clark Corp.                                7,805,438
1,907,315 Mylan Laboratories, Inc.                           33,797,622
300,000   Novartis AG (A.D.R.)                               14,034,000
194,400   Phelps Dodge Corp.                                 19,776,312
109,300   Pioneer Natural Resources Co.                       4,669,296
137,000   Symantec Corp. *                                    2,922,210
108,000   Sysco Corp.                                         3,866,400
1,289,700 Texas Instruments, Inc.                            32,874,453
 42,100   United Parcel Service                               3,062,354
893,200   Walgreen Co.                                       39,675,944
 17,900   Washington Mutual, Inc.                               707,050
          Total                                            $256,654,554



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.